1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares MSCI All Country Asia ex Japan Index Fund, a series of iShares Trust
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 15, 2011, to the Prospectus and Statement of Additional Information, each dated December 1, 2010, for iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated June 15, 2011 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

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